FINANCIAL EXPENSES NET	0 Months Ended
Dec. 31, 2014
Financial Expenses Net [Abstract]
Financial Expenses - Net
NOTE 18—FINANCIAL EXPENSES- NET:
	Year ended December, 31
	2014	2013	2012

	(U.S. $ in millions)
Interest expenses and other bank charges	$300	$314	$355
Foreign exchange losses - net	30	8	25
Income from investments	(24)	(32)	(26)
Other	7	109	32
Total finance expense — net	$313	$399	$386